REDEEMABLE NON-CONTROLLING INTERESTS - Redeemable non-controlling interest (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
REDEEMABLE NON-CONTROLLING INTERESTS
Issuance of Series A Preferred Shares of DayOne	¥ 4,695,667
Net loss attributable to redeemable non-controlling interests	(120,447)
Other comprehensive income attributable to redeemable non-controlling interests	95,543
Deconsolidation (Note 3)	¥ (4,670,763)